Share-Based Compensation	12 Months Ended
Sep. 30, 2017
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 19. SHARE-BASED COMPENSATION

In order to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of the Company’s business, its board of directors and its shareholders approved and adopted an Omnibus Incentive Plan in April 2010 (the “2010 Plan”). Under the 2010 Plan, the Company may grant options or restricted awards to its employees, directors and consultants to purchase an aggregate of no more than 1,500,000 ordinary shares (on a pre-Reverse Split basis) of the Company, subject to different vesting requirements. The 2010 Plan is administered by the Compensation Committee (the “Plan Administrator”). The officers of the Company have been authorized and directed by the Plan Administrator to execute Option Agreements with those persons selected by the Plan Administrator and issue ordinary shares of the Company upon exercise of any options so granted pursuant to the terms of an Option Agreement.

All options granted under the 2010 Plan have a term of ten years from the option grant date and vest according to the terms and conditions set forth in each grant agreement. On May 14, 2010, the Company granted 180,000 options to a combination of employees and directors of the Company, at an exercise price of US$4.00 on a pre-Reverse Stock Split basis.

Restricted stock granted under the 2010 Plan is subject to a different vesting period. On May 14, 2010, the Company granted 100,000 restricted shares to an officer. Of the 100,000 restricted shares 50,000 vested on April 23, 2011 and the remaining 50,000 wereto vest on April 23, 2012. However, the officer resigned on May 31, 2011, and the remaining 50,000 restricted shares to be vested on April 23, 2012, as well as the officer’s unvested options, were forfeited in accordance with their terms. In addition, since the two independent directors Ms. Shi and Mr. Fong resigned on July 11, 2011 and June 24, 2011 respectively, their unvested options were forfeited in accordance with their terms. The reference of number of restrictive shares is on a pre-Reverse Stock Split basis.

The Company did not grant any equity awards for the year ended September 30, 2017 and 2016.

The Black-Scholes option pricing model was applied in determining the estimated fair value of the options granted to employees and non-employees. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility, the expected price multiple at which employees are likely to exercise share options. For expected volatilities, the Company has made reference to the historical price volatilities of ordinary shares of several comparable companies in the same industry as the Company. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury Bills yield in effect at the time of grant. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares. The Company calculated the estimated fair value of the options on the grant date (May 14, 2010) with the following assumptions:

May 14, 2010
Risk-free interest rates	1.63%
Expected term	10 years
Expected volatility	90%
Expected dividend yield	0%
Fair value of underlying ordinary share (per share) (*)	US$ 3.94

(*represents initial public offering close price)

The Company recognized compensation expense for options granted as general and administrative expense on a straight-line basis for each separately vesting portion of the award (the graded vesting attribution method). The fair value of options on the grant date of May 14, 2010 was $1.89 per share. The share-based compensation expenses for options were US$0, US$0 and US$0 for the years ended September 30, 2017, 2016 and 2015, respectively.

The Company records share-based compensation expenses for restricted shares granted to non-employees in exchange for services at fair value as of the grant date, which was $3.94 based on the graded vesting attribution method. The share-based compensation expenses for restricted shares were US$0, US$0 and US$0for the years ended September 30, 2017, 2016 and 2015, respectively.

The following table summarizes outstanding options as of September 30, 2017, related weighted average fair value and life information. Options outstanding for all periods have been retroactively restated to reflect the 1-for-10 reverse stock split effected on November 6, 2012:

	Options Outstanding			Options Exercisable
Exercise Price Per Share	Number outstanding as of September 30, 2017	Weighted Average Fair Value	Weighted Average Remaining Life (Years)	Number Exercisable as of September 30, 2017	Weighted Average Exercise Price
$40.00	12,334	$1,89	2.62	12,334	$1.89

A summary of option activity under the employee share option plan as of September 30, 2017 and changes during the year then ended is presented as follows:

Options	Number of shares	Exercise Price	Remaining Life (Years)	Aggregated Intrinsic Value
Outstanding as of October 1, 2016	12,334	$40.00	3.62	-
Granted during the year	-	-	-	-
Forfeited during the year		-	-	-
Outstanding as of September 30, 2017	12,334	$40.00	2.62	-